CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes payable	$ 109,591	$ 109,591	$ 109,591
Convertible Notes Payable [Member]
Convertible notes payable	15,487	15,487	15,487
Convertible Notes Payable One [Member]
Convertible notes payable	11,103	11,103	11,103
Convertible Notes Payable Two [Member]
Convertible notes payable	75,000	75,000	75,000
Convertible Notes Payable Three [Member]
Convertible notes payable	$ 8,000	$ 8,000	$ 8,000